Accrued Liabilities (Summary Of Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013		Jan. 31, 2012
Accrued Liabilities [Abstract]
Accrued wages and benefits	$ 5,059	[1]	$ 5,089	[1]
Self Insurance Reserve	3,373	[2]	3,638	[2]
Accrued taxes	2,851	[3]	2,323	[3]
Other	7,525	[4]	7,130	[4]
Total accrued liabilities	$ 18,808		$ 18,180

[1]	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
[2]	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.
[3]	Accrued taxes include accrued payroll, value added, sales and miscellaneous other taxes.
[4]	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.